Commitments and Contingencies Contingencies (Details) $ in Millions	3 Months Ended
Sep. 30, 2017 USD ($)
Accounts Payable and Accrued Liabilities [Member] | Operating Expense [Member] | Tioga, North Dakota Crude Oil Pipeline Release [Member] | Judicial Ruling [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, Period Increase (Decrease)	$ 19